Accounts Receivable - Summary of Account Receivable (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accounts Receivable
Accounts receivable	¥ 351,714	$ 49,098	¥ 302,465
Less: allowance for credit losses	(6,080)	(849)	(6,752)
Accounts receivable, net	¥ 345,634	$ 48,249	¥ 295,713